Principal Changes in Scope of Consolidation in the Period and Amendments to Principal Agreements - Amendments to Principal Agreements (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure Of Principal Agreements [Line Items]
Other non-current liabilities	[1]	€ 2,301	€ 2,340	€ 2,070
Other intangible assets excluding software
Disclosure Of Principal Agreements [Line Items]
Acquisitions and other increases		772
Antibodies Collaboration Agreement | Swedish Orphan Biovitrum AB
Disclosure Of Principal Agreements [Line Items]
Other non-current liabilities		€ 1,970

[1]	a) Includes €1,970 million at June 30, 2024 relating to the liability for royalties payable to Sobi on net sales of Beyfortus in the United States. Given the method used to calculate royalties payable, an increase or decrease in sales forecasts would lead to a proportionate change in the amount of the liability. The nominal value of payments estimated to be due within more than one year but less than five years is €1,147 million; the nominal value of payments estimated to be due after more than five years is €2,679 million